UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21340

DWS RREEF Real Estate Fund II, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS RREEF Real Estate Fund II, Inc.

	Shares	Value ($)

Common Stocks 61.3%
Real Estate Investment Trusts (“REITs”) 61.3%
Apartments 7.4%
BRE Properties, Inc.	30,000	588,900
Camden Property Trust	42,697	921,401

		1,510,301
Health Care 19.6%
Cogdell Spencer, Inc.	407,632	2,078,923
Medical Properties Trust, Inc.	193,250	705,363
Senior Housing Properties Trust	1,100	15,422
Ventas, Inc.	53,500	1,209,635

		4,009,343

Hotels 13.8%
Canyon Ranch Holdings LLC (Units) (a)	864,000	1,814,400
Hospitality Properties Trust	84,200	1,010,400

		2,824,800
Industrial 6.6%
DCT Industrial Trust, Inc.	421,350	1,335,680
Office 5.4%
BioMed Realty Trust, Inc.	59,400	402,138
HRPT Properties Trust	219,754	701,015

		1,103,153
Shopping Centers 8.5%
Regency Centers Corp.	31,650	840,940
Weingarten Realty Investors	94,200	896,784

		1,737,724

Total Common Stocks (Cost $43,058,915)		12,521,001
Preferred Stocks 96.0%
Real Estate Investment Trusts 96.0%
Apartments 18.7%
Associated Estates Realty Corp., 8.7%, Series II	276,250	3,828,825
Diversified 4.8%
NorthStar Realty Finance Corp., 8.25%, Series B	125,100	987,039
Health Care 0.3%
LTC Properties, Inc., 8.0%, Series F	3,000	61,665
Hotels 40.7%
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A	348,200	34,820
FelCor Lodging Trust, Inc., 8.0%, Series C	43,100	172,400
Host Hotels & Resorts, Inc., 8.875%, Series E	150,050	2,888,463
Sunstone Hotel Investors, Inc., 8.0%, Series A	609,450	5,180,325
W2007 Grace Acquisition I, Inc., 9.0%, Series C*	379,800	37,980

		8,313,988
Office 6.1%
Digital Realty Trust, Inc., 8.5%, Series A	70,950	1,241,803
Shopping Centers 25.4%
Cedar Shopping Centers, Inc., 8.875%, Series A	236,550	2,057,985
Saul Centers, Inc., 9.0%, Series B	154,750	3,125,949

		5,183,934

Total Preferred Stocks (Cost $56,133,888)		19,617,254
	Principal Amount ($)	Value ($)

Time Deposit 10.0%
State Street Euro Dollar, 0.01%, 4/1/2009 (Cost $2,052,376)	2,052,376	2,052,376
	Shares	Value ($)

Cash Equivalents 17.1%
Cash Management QP Trust, 0.53% (b) (Cost $3,500,000)	3,500,000	3,500,000

			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $104,745,179) †			184.4	37,690,631
Other Assets and Liabilities, Net			(15.9)	(3,252,132)
Preferred Stock, at Redemption Value			(68.5)	(14,000,000)

Net Assets Applicable to Common Shareholders			100.0	20,438,499

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $108,218,882. At March 31, 2009, net unrealized depreciation for all securities based on tax cost was $70,528,251. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $70,528,251.

(a)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Acquisition Cost	Value ($)	Value as % of Net Assets
Canyon Ranch Holdings LLC	January 2005	21,600,000	1,814,400	8.9
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
At March 31, 2009, open interest rate swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

1/29/2008 1/29/2018	33,000,000[1]	Fixed — 4.275%	USD —Floating LIBOR BBA	(4,049,037)
Counterparty:
1			UBS Securities LLC
BBA: British Bankers' Association
LIBOR: Represents the London InterBank Offered Rate.

Investment in Subsidiary

The Fund invests a portion of its assets in a wholly owned subsidiary organized as a corporation under the laws of the State of Delaware (the "Subsidiary"). As of March 31, 2009, the Fund’s Subsidiary only holds limited liability company units of Canyon Ranch Holdings LLC. As of March 31, 2009, the Fund held $1,814,400 in the Subsidiary, representing 8.9% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 30,251,055	$ -
Level 2	5,552,376	(4,049,037)
Level 3	1,887,200	-
Total	$ 37,690,631	$ (4,049,037)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at March 31, 2009:

Investments in Securities
Balance as of December 31, 2008	$ 1,887,200
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Amortization premium/discount	-
Net purchases (sales)	-
Net transfers in (out) of Level 3	-
Balance as of March 31, 2009	$ 1,887,200
Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2009	$ -

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of March 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using interest rate swaps.

Primary Underlying Risk Disclosure	Swaps
Interest Rate Contracts	$ (4,049,037)
Foreign Exchange Contracts	$ -
Credit Contracts	$ -
Equity Contracts	$ -
Commodity Contracts	$ -
Other Contracts	$ -

Interest Rate Swaps. The Fund is subject to interest rate risk. In seeking to reduce the interest rate risk inherent in the Fund’s underlying investments and leveraged capital structure, the Fund may enter into interest rate swaps. Certain risks may arise when entering into interest rate swap transactions, including counterparty default, liquidity or unfavorable changes in interest rates. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the interest rate swap contract, to the extent that this amount is beneficial to the fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund II, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Fund II, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009